Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes

A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

Year ended December 31, 2014
Federal income tax expense at statutory rate	34.0%
Loss prior to C corporation conversion	(7.1)
Permanent differences	(0.6)
Tax credits	7.3
Change in valuation allowance	(33.6)

Effective income tax rate	—%

Components of Deferred Tax Assets

The significant components of the Company’s deferred tax assets are comprised of the following:

December 31, 2014
Deferred tax assets:
U.S. net operating loss carryforwards	$5,133,763
Tax credit carryforwards	2,623,967
Stock based compensation	916,695
Deferred rent	276,778
Deferred revenue	625,987
Accruals and other	378,976

Total deferred tax assets	9,956,166
Less valuation allowance	(9,956,166)

Net deferred taxes	$—